INCOME TAXES (Details) - USD ($) $ in Millions				12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Loss From Continuing Operations Before Income Taxes Minority Interest And Income Loss From Equity Method Investments
The Company and its Israeli subsidiaries				$ 1,516	$ 1,932	$ 2,139
Non-Israeli subsidiaries				(692)	420	1,499
Income before income taxes				824	2,352	3,638
UTP Due To NOLs ST		$ 108			108
UTPDueToNOLsLT	$ 23	70		23	70
Amendment Payment69	577			577
Exempt Income	9,400			9,400
Income Tax Expense Benefit Continuing Operations By Jurisdiction
In Israel				209	149	147
Outside Israel				312	485	444
Income Tax Expense (Benefit), Total				521	634	591
Federal Income Tax Expense Benefit Continuing Operations
Current				481	298	879
Deferred Income Tax Expense Benefit				40	336	(288)
Income taxes				$ 521	$ 634	$ 591
Effective Income Tax Rate Reconciliation
Statutory tax rate in Israel				25.00%	26.50%	26.50%
Short-term deferred tax assets (liabilities)-net:
Inventory related	0	382		$ 0	$ 382
Sales reserves and allowances	0	254		0	254
Provisions for employee-related obligations, current	0	45		0	45
Carryforward losses and deductions, current	0	60		0	60
Provision for legal settlements	0	89		0	89
Other	0	64		0	64
Short-term deferred tax assets (liabilities)-gross	0	894		0	894
Valuation allowance-in respect of carryforward losses and deductions that may not be utilized	0	(190)		0	(190)
DeferredTaxAssetsLiabilitiesNetCurrent	0	704		0	704
Long-term deferred tax assets (liabilities)-net:
Inventory Related	344			344
Sales Reserves And Allowance	311			311
Provision For Legal Settlements	232			232
Deferred Tax Liabilities Property Plant And Equipment	(312)	(207)		(312)	(207)
Intangible assets	(5,569)	(1,900)		(5,569)	(1,900)
Provisions for employee related obligations, noncurrent	108	65		108	65
Carryforward losses and deductions, noncurrent	1,922	989		1,922	989
Other	(163)	(125)		(163)	(125)
Long-term deferred tax assets (liabilities)-gross	(2,801)	(928)		(2,801)	(928)
Deferred Tax Assets Valuation Allowance Noncurrent	(1,689)	(570)		(1,689)	(570)
Long-term deferred tax assets (liabilities)-net	(4,490)	(1,498)		(4,490)	(1,498)
Deferred tax assets (liabilities) - net	4,490	794		4,490	794
Reconciliation Of Unrecognized Tax Benefits Excluding Amounts Pertaining To Examined Tax Returns Roll Forward
Balance at the beginning of the year				648	713	$ 665
Increase related to prior year tax positions, net				23	(6)	38
Increase related to current year tax positions				71	43	51
Tax assessments settlements				(103)	(99)	(38)
Acquisition				101	0	0
Other				(6)	(3)	(3)
Balance at the end of the year	734	648	$ 713	734	648	713
Future Federal Statutory Tax Rate
Unrecognized Tax Benefits Income Tax Penalties And Interest Expense	(18)	14	12
Balance of accrued potential penalties and interest in unrecognized tax benefits	83	101	87	83	101	87
Income Tax Contingency [Line Items]
Unrecognized Tax Benefits Income Tax Penalties And Interest Expense	$ (18)	$ 14	$ 12
Amount Of Tax Exempt Profit Earned By Company From Approved Enterprises
Tax Payable Refer To Distributed Dividends
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income before income taxes				$ 824	$ 2,352	$ 3,638
Statutory tax rate in Israel				25.00%	26.50%	26.50%
Theoretical provision for income taxes				$ 206	$ 623	$ 964
Increase (decrease) in effective tax rate due to:
IncomeTaxReconciliationChangeInEnactedTaxRate				(212)	(337)	(524)
IncomeTaxReconciliationOtherAdjustments				0	0	0
IncomeTaxReconciliationForeignIncomeTaxRateDifferential				546	447	88
IncomeTaxReconciliationTaxContingencies				(19)	(99)	63
Income Tax Expense (Benefit), Total				$ 521	$ 634	591
Year 2007 [Member]
Future Federal Statutory Tax Rate
Unrecognized Tax Benefits Income Tax Penalties And Interest Expense						213
Income Tax Contingency [Line Items]
Unrecognized Tax Benefits Income Tax Penalties And Interest Expense						$ 213